Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Profit on ordinary activities before taxation		9,163	8,672	7,912
Post-tax results of associates and joint ventures		415	455	498
Other comprehensive income		822	(2,942)	(3,723)
Total comprehensive income		7,796	3,622	2,126
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		5,312	4,892	5,556
Profit on ordinary activities before taxation		1,931	1,930	2,322
Post-tax results of associates and joint ventures		1,427	1,495	1,646
Other comprehensive income		(11)	(450)	(365)
Total comprehensive income		1,416	1,045	1,281
Other Associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,356	2,109	2,025
Profit on ordinary activities before taxation		(7)	70	57
Post-tax results of associates and joint ventures		(24)	54	40
Total comprehensive income		(24)	54	40
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,668	7,001	7,581
Profit on ordinary activities before taxation		1,924	2,000	2,379
Post-tax results of associates and joint ventures		1,403	1,549	1,686
Other comprehensive income		(11)	(450)	(365)
Total comprehensive income		£ 1,392	£ 1,099	£ 1,321

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.